Basis Of Preparation Of The Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Significant Investments in Subsidiaries
The consolidated information disclosed in these consolidated financial statements include the following subsidiaries:

	Main business	Country	% of direct and indirect ownership as of
			2019	2018	2017
Subsidiary name:
Cofesur S.A.U.	Investment	Argentina	100.00	100.00	100.00
Ferrosur Roca S.A. (1)	Rail freight transportation	Argentina	80.00	80.00	80.00
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00
Yguazú Cementos S.A.	Marketing, selling and manufacture construction materials	Paraguay	51.00	51.00	51.00

(1)	Directly controlled by Cofesur S.A.U.

Yguazu Cementos S.A. [member]
Statement [LineItems]
Summary of Financial Information of Subsidiaries with Material Non-controlling Interests
a)	Yguazú Cementos S.A.

	2019	2018
Current assets (1)	2,270,451	1,966,481
Non-current assets	5,604,624	6,335,157
Current liabilities (2)	798,455	1,155,174
Non-current liabilities (2)	2,656,224	3,295,021
Equity attributable to the owners of the company	2,254,476	1,964,300
Non-controlling interests	2,165,920	1,887,143

(1)	Includes 1,262,959 and 878,262 in Cash and cash equivalents as of December 31, 2019 and as of December 31, 2018, respectively.
(2)	Includes the financial borrowings described in Note 25.

	2019	2018	2017
Net revenues	3,875,695	3,601,539	2,617,879
Financial results, net	(289,511)	(348,788)	(165,224)
Depreciations	(578,759)	(525,009)	(387,808)
Income tax	(70,377)	(48,818)	(27,974)
Profit for the year	749,413	546,272	501,248

	2019	2018	2017
Net cash generated by operating activities	1,690,944	892,401	637,033
Net cash used in investing activities	(102,234)	(122,677)	(126,893)
Net cash used in financing activities	(1,153,942)	(485,063)	(835,868)

Ferrosur Roca S.A. [member]
Statement [LineItems]
Summary of Financial Information of Subsidiaries with Material Non-controlling Interests
b)	Ferrosur Roca S.A.

	2019	2018
Current assets	871,776	1,089,003
Non-current assets	2,221,041	2,781,400
Current liabilities	2,456,055	2,483,874
Non-current liabilities	312,678	241,231
Equity attributable to owners of the company	259,268	916,238
Non-controlling interests	64,817	229,059

	2019	2018	2017
Net revenue s	3,646,421	3,980,359	4,030,339
Financial results, net	(629,549)	(139,298)	(35,514)
Depreciations	(617,810)	(580,899)	(428,492)
Income tax	59,122	220,830	(81,850)
Loss for the year (*)	(812,933)	(170,838)	(86,101)

(*)	Net loss as of December 31, 2019 includes the elimination of intragroup related parties’ transactions for 347,062.

	2019	2018	2017
Net cash generated by / (used in) operating activities	295,950	(266,488)	384,436
Net cash generated by / (used in) investing activities	54,605	(416,651)	(646,724)
Net cash (used in) / generated by financing activities	(316,514)	674,960	256,693